Retirement Plans (Narrative) (Details) - USD ($) $ in Millions	Dec. 31, 2015	Dec. 31, 2014
Retirement Plans [Abstract]
Number of treasury stock shares held	99,309	99,231
Treasury stock held value	$ 2.4	$ 2.3